SHARE CAPITAL (Details 5) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Deferred stock outstanding, beginning balance	623,701	170,791	95,141
Deferred stock, issued	666,749	452,910	75,650
Deferred stock outstanding, ending balance	1,290,450	623,701	170,791